Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance Disclosure

This section provides disclosure about the relationship between executive compensation actually paid to our principal executive officer (PEO) and non-PEO NEOs and certain financial performance measures of the Company for the years listed below. This disclosure has been prepared in accordance with Item 402(v) of Regulation S-K under the Exchange Act (the “Pay Versus Performance Rules”) and does not necessarily reflect how the CHCM Committee evaluates compensation decisions.

			Average		Value of Initial Fixed $100
			Summary	Average	Investment Based On:(5)
	Summary		Compensation	Compensation		Peer Group		GAAP
	Compensation	Compensation	Table Total	Actually Paid	Total	Total		Revenue
	Table Total	Actually Paid	for Non-PEO	to Non-PEO	Stockholder	Stockholder	Net Income (Loss)	Growth
Year(1)	for PEO	to PEO(2)(3)	NEOs	NEOs(2)(4)	Return	Return	(millions)	(millions)(6)
2024	$589,683	$589,683	$1,007,535	$457,727	$160	$151	$4.1	$13.6
2023	$595,919	$595,919	$995,962	$1,169,470	$190	$152	$3.1	$17.3
2022	$654,620	$654,620	$1,149,146	$1,051,341	$169	$126	$(3.4)	$37.5
2021	$409,105	$409,105	$668,245	$1,374,237	$188	$162	$(21.5)	$23.0
2020	$400,405	$400,405	$900,314	$1,137,381	$128	$128	$(40.4)	$2.5
(1)	The following table lists the PEO and non-PEO NEOs for each of 2020, 2021, 2022, 2023, and 2024.
Year	PEO	Non-PEO NEOs
2024	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2023	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2022	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2021	John K. Kibarian	Adnan Raza, and Andrzej Strojwas
2020	John K. Kibarian	Adnan Raza, Kimon W. Michaels and Christine A. Russell

(2)	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation and Other Information – Summary Compensation Table” for additional information), provided that the assumptions are determined as of each applicable measurement date.
(3)	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Kibarian in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
				Change in				Value of
				Fair Value	Fair			Dividends
				of Outstanding	Value	Change in	Fair Value at	of Other
				and Unvested	as of	Fair Value of	the End of	Earnings
				Equity Awards	Vesting	Equity Awards	the Prior	Paid on
				Granted in	Date of	Granted in	Year	Stock or
			Year End Fair	Prior Years	Equity	Prior Years	of Equity	Option
			Value of Equity	Granted in	Awards	that Vested	Awards that	Awards
			Awards	Prior Years	Granted	in the Year	Failed to	not
	Summary		Granted in	from end of	and	from end of	Meet	Otherwise
	Compensation		the Year and	Prior FY	Vested	Prior FY	Vesting	Reflected	Compensation
	Table Total	Stock	Unvested at	to end of	in the	to Vesting	Conditions	in Fair	Actually Paid to
	for PEO	Awards	Year End	Current FY	Year	Date	in the Year	Value	PEO
2024	$589,683	$—	$—	$—	$—	$—	$—	$—	$589,683
2023	$595,919	$—	$—	$—	$—	$—	$—	$—	$595,919
2022	$654,620	$—	$—	$—	$—	$—	$—	$—	$654,620
2021	$409,105	$—	$—	$—	$—	$—	$—	$—	$409,105
2020	$400,405	$—	$—	$—	$—	$—	$—	$—	$400,405

(4)	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
Value of
Dividends
				Change in	Fair			or other
				Fair Value of	Value as	Change in	Fair Value at	Earnings
				Outstanding	of	Fair Value of	the End of	Paid on
			Year End	and Unvested	Vesting	Equity Awards	the Prior	Stock or
			Fair Value of	Equity Awards	Date of	Granted in	Year	Option
			Equity	Granted in	Equity	Prior Years	of Equity	Awards
	Summary		Awards	Prior Years	Awards	that Vested	Awards that	not
	Compensation		Granted in	from end	Granted	in the Year	Failed to	Otherwise	Compensation
	Table Total		the Year and	of Prior FY	and	from end of	Meet Vesting	Reflected	Actually Paid
	for Non-PEO	Stock	Unvested at	to end of	Vested in	Prior FY to	Conditions	in Fair	to Non-PEO
	NEOs	Awards	Year End	Current FY	the Year	Vesting Date	in the Year	Value	NEOs
2024	$1,007,535	$(714,800)	$361,067	$(107,525)	$—	$(88,550)	$—	$—	$457,727
2023	$995,962	$(451,000)	$321,400	$104,075	$—	$199,033	$—	$—	$1,169,470
2022	$1,149,146	$(594,567)	$629,817	$(89,925)	$25,938	$(69,068)	$—	$—	$1,051,341
2021	$668,245	$(362,800)	$635,800	$463,645	$—	$(30,653)	$—	$—	$1,374,237
2020	$900,314	$(630,400)	$972,000	$—	$324,000	$21,867	$(450,400)	$—	$1,137,381

(5)	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019, through the end of the listed year. The Peer Group TSR set forth in this table was determined using the S&P 600 Information Technology (Sector) (TR) Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the year ended December 31, 2024.
(6)	We have determined that GAAP Revenue Growth is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for 2024, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). GAAP Revenue Growth means our revenue growth year-over-year, as calculated on GAAP basis.

Company Selected Measure Name	GAAP Revenue Growth
Named Executive Officers, Footnote
(1)	The following table lists the PEO and non-PEO NEOs for each of 2020, 2021, 2022, 2023, and 2024.
Year	PEO	Non-PEO NEOs
2024	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2023	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2022	John K. Kibarian	Adnan Raza, Kimon W. Michaels, and Andrzej Strojwas
2021	John K. Kibarian	Adnan Raza, and Andrzej Strojwas
2020	John K. Kibarian	Adnan Raza, Kimon W. Michaels and Christine A. Russell

Peer Group Issuers, Footnote
(5)	In accordance with the Pay Versus Performance Rules, the Company and the Company’s peer group total stockholder return (the “Peer Group TSR”) is determined based on the value of an initial fixed investment of $100 on December 31, 2019, through the end of the listed year. The Peer Group TSR set forth in this table was determined using the S&P 600 Information Technology (Sector) (TR) Index, which we also use in preparing the stock performance graph required by Item 201(e) of Regulation S-K for our Annual Report for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 589,683	$ 595,919	$ 654,620	$ 409,105	$ 400,405
PEO Actually Paid Compensation Amount	$ 589,683	595,919	654,620	409,105	400,405
Adjustment To PEO Compensation, Footnote
(2)	The dollar amounts reported represent the amount of “compensation actually paid,” as calculated in accordance with the Pay Versus Performance Rules. These dollar amounts do not reflect the actual amounts of compensation earned by or paid to our NEOs during the applicable year. For purposes of calculating “compensation actually paid,” the fair value of equity awards is calculated in accordance with ASC Topic 718 using the same assumption methodologies used to calculate the grant date fair value of awards for purposes of the Summary Compensation Table (refer to “Executive Compensation and Other Information – Summary Compensation Table” for additional information), provided that the assumptions are determined as of each applicable measurement date.
(3)	The following table shows the amounts deducted from and added to the Summary Compensation Table total to calculate “compensation actually paid” to Dr. Kibarian in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
				Change in				Value of
				Fair Value	Fair			Dividends
				of Outstanding	Value	Change in	Fair Value at	of Other
				and Unvested	as of	Fair Value of	the End of	Earnings
				Equity Awards	Vesting	Equity Awards	the Prior	Paid on
				Granted in	Date of	Granted in	Year	Stock or
			Year End Fair	Prior Years	Equity	Prior Years	of Equity	Option
			Value of Equity	Granted in	Awards	that Vested	Awards that	Awards
			Awards	Prior Years	Granted	in the Year	Failed to	not
	Summary		Granted in	from end of	and	from end of	Meet	Otherwise
	Compensation		the Year and	Prior FY	Vested	Prior FY	Vesting	Reflected	Compensation
	Table Total	Stock	Unvested at	to end of	in the	to Vesting	Conditions	in Fair	Actually Paid to
	for PEO	Awards	Year End	Current FY	Year	Date	in the Year	Value	PEO
2024	$589,683	$—	$—	$—	$—	$—	$—	$—	$589,683
2023	$595,919	$—	$—	$—	$—	$—	$—	$—	$595,919
2022	$654,620	$—	$—	$—	$—	$—	$—	$—	$654,620
2021	$409,105	$—	$—	$—	$—	$—	$—	$—	$409,105
2020	$400,405	$—	$—	$—	$—	$—	$—	$—	$400,405

Non-PEO NEO Average Total Compensation Amount	$ 1,007,535	995,962	1,149,146	668,245	900,314
Non-PEO NEO Average Compensation Actually Paid Amount	$ 457,727	1,169,470	1,051,341	1,374,237	1,137,381
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The following table shows the amounts deducted from and added to the average Summary Compensation Table total compensation to calculate the average “compensation actually paid” to our non-PEO NEOs in accordance with the Pay Versus Performance Rules:

Equity Award Adjustments
Value of
Dividends
				Change in	Fair			or other
				Fair Value of	Value as	Change in	Fair Value at	Earnings
				Outstanding	of	Fair Value of	the End of	Paid on
			Year End	and Unvested	Vesting	Equity Awards	the Prior	Stock or
			Fair Value of	Equity Awards	Date of	Granted in	Year	Option
			Equity	Granted in	Equity	Prior Years	of Equity	Awards
	Summary		Awards	Prior Years	Awards	that Vested	Awards that	not
	Compensation		Granted in	from end	Granted	in the Year	Failed to	Otherwise	Compensation
	Table Total		the Year and	of Prior FY	and	from end of	Meet Vesting	Reflected	Actually Paid
	for Non-PEO	Stock	Unvested at	to end of	Vested in	Prior FY to	Conditions	in Fair	to Non-PEO
	NEOs	Awards	Year End	Current FY	the Year	Vesting Date	in the Year	Value	NEOs
2024	$1,007,535	$(714,800)	$361,067	$(107,525)	$—	$(88,550)	$—	$—	$457,727
2023	$995,962	$(451,000)	$321,400	$104,075	$—	$199,033	$—	$—	$1,169,470
2022	$1,149,146	$(594,567)	$629,817	$(89,925)	$25,938	$(69,068)	$—	$—	$1,051,341
2021	$668,245	$(362,800)	$635,800	$463,645	$—	$(30,653)	$—	$—	$1,374,237
2020	$900,314	$(630,400)	$972,000	$—	$324,000	$21,867	$(450,400)	$—	$1,137,381

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid and TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid and Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid and GAAP Revenue Growth
Total Shareholder Return Vs Peer Group	TSR of the Company and TSR of the Peer Group
Tabular List, Table

Tabular list of Financial Performance Measures

As described in greater detail in “Compensation Discussion and Analysis,” our executive compensation program reflects a variable pay-for-performance philosophy. The most important financial performance measures used by the Company to link executive compensation actually paid to our NEOs, for the most recently completed fiscal year, to our performance are as follows:

▪	GAAP Revenue Growth
▪	EBITDA Profitability

Total Shareholder Return Amount	$ 160	190	169	188	128
Peer Group Total Shareholder Return Amount	151	152	126	162	128
Net Income (Loss)	$ 4,100,000	$ 3,100,000	$ (3,400,000)	$ (21,500,000)	$ (40,400,000)
Company Selected Measure Amount	13,600,000	17,300,000	37,500,000	23,000,000	2,500,000
PEO Name	John K. Kibarian
Measure:: 1
Pay vs Performance Disclosure
Name	GAAP Revenue Growth
Non-GAAP Measure Description
(6)	We have determined that GAAP Revenue Growth is the financial performance measure that, in the Company’s assessment, represents the most important financial performance measure used to link “compensation actually paid” to our NEOs, for 2024, to company performance (the “Company Selected Measure” as defined in the Pay Versus Performance Rules). GAAP Revenue Growth means our revenue growth year-over-year, as calculated on GAAP basis.

Measure:: 2
Pay vs Performance Disclosure
Name	EBITDA Profitability
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (714,800)	$ (451,000)	$ (594,567)	$ (362,800)	$ (630,400)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	361,067	321,400	629,817	635,800	972,000
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(107,525)	104,075	(89,925)	463,645
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			25,938		324,000
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (88,550)	$ 199,033	$ (69,068)	$ (30,653)	21,867
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (450,400)